Trade and other payables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current trade and other payables
Deferred consideration	₽ 110,236	₽ 170,620
Payables to employees		7,987
Total	110,236	178,607	[1]
Current trade and other payables
Taxes payable	963,055	497,204
Trade payables	373,996	243,426
Payables to employees	359,418	265,176
Deferred consideration	67,267	234,086
Other payables	52,377	33,197
Total	₽ 1,816,113	₽ 1,273,089	[1]

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).